Subsequent Events (Details) - Subsequent Event [Member] $ in Thousands	1 Months Ended
Jan. 31, 2025 USD ($) shares
Subsequent Events [Line Items]
Warrant exercised	85,000
Option exercised	46,000
Amount of exercise (in Dollars) | $	$ 356